GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2012
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET [Abstract]
GOODWILL AND ACQUIRED INTANGIBLE ASSETS, NET
13.	GOODWILL AND INTANGIBLE ASSETS, NET

Goodwill is comprised of the following:

	For the Years Ended December 31,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Balance at beginning of year	300,163	300,163	-	-
Acquisition of CAH	-	-	292,885	47,011
Less: impairment charge	-	(300,163)	-	-

Balance at end of year	300,163	-	292,885	47,011

For the year ended December 31, 2012, the Company recorded impairment on deposits for non-current assets and other current assets amounting to RMB3,360(US$539). For the year ended December 31, 2011, the Company recorded impairment on goodwill, property, plant, and equipment, deposits for non-current assets and other current assets amounting to RMB300,163, RMB3,179, RMB20,679 and RMB9,913 , respectively. The total amount of impairment charge of RMB3,360 (US$539) (2011: RMB333,934) is included in the caption of "Asset impairment" in the consolidated statements of comprehensive income.

Intangible assets consist of the following:

	Customer relationship intangibles	Operating lease intangibles	Medical insurance coverage	Radiotherapy permits	Others	Total
	RMB	RMB	RMB	RMB	RMB	RMB

Intangible assets, net:
At January 1, 2011	136,990	9,123	-	-	-	146,113
Acquisition of a cancer center l (note 4)	7,963	-	-	-	-	7,963
Disposal	-	-	-	-	-	-
Amortization expenses	(23,309)	(1,749)	-	-	-	(25,058)

Intangible assets, net:
At December 31, 2011 and January 1, 2012	121,644	7,374	-	-	-	129,018
Acquisition of an asset-JKSY	2,456	-	-	-	-	2,456
Contribution by the noncontrolling shareholder-JWYK		-	-	-	4,900	4,900
Acquisition of a business-CAH	-	-	30,000	10,000	-	40,000
Disposal	(1,204)	-	-	-	-	(1,204)
Amortization expenses	(24,117)	(1,837)	(1,500)	(714)	(490)	(28,658)

Intangible assets, net At December 31, 2012	98,779	5,537	28,500	9,286	4,410	146,512

Intangible assets, net At December 31, 2012, in US$	15,855	889	4,575	1,491	707	23,517

At December 31, 2012:
Intangible assets, cost	215,730	15,078	30,000	10,000	4,900	275,708
Less: accumulated amortization	(116,951)	(9,541)	(1,500)	(714)	(490)	(129,196)

	98,779	5,537	28,500	9,286	4,410	146,512

Amortization expenses for intangibles were RMB26,488, RMB25,058 and RMB28,658 (US$4,600) for the years ended December 31, 2010, 2011 and 2012, respectively. The estimated annual amortization expenses for the above intangible assets for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2013	28,158	4,520
2014	25,521	4,096
2015	23,825	3,824
2016	17,003	2,729
2017	15,346	2,463